Financial risk management - Summary of Financial Liabilities (Detail) - Liquidity risk [member] - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	R$ (53,872,909)	R$ (38,982,054)
Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(7,842,246)
1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,819,411)
3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(17,994,148)
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(24,217,104)
Loans, borrowings and debentures [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(43,054,826)	(38,442,908)
Loans, borrowings and debentures [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(4,151,847)
Loans, borrowings and debentures [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(3,313,175)
Loans, borrowings and debentures [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(17,635,460)
Loans, borrowings and debentures [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(17,954,344)
Trade payables [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(2,190,264)	(1,923,920)
Trade payables [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(2,190,264)
Other financial liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(543,879)	(455,702)
Other financial liabilities [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(543,879)
REFIS [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(207,416)	(232,358)
REFIS [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(8,743)
REFIS [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(5,774)
REFIS [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(12,185)
REFIS [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(180,714)
Leases [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(11,666,959)	(837,662)
Leases [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(741,732)
Leases [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(691,696)
Leases [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(2,072,211)
Leases [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(8,161,320)
Derivative financial instruments [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	4,396,997	3,453,882
Derivative financial instruments [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	400,781
Derivative financial instruments [member] | 1 - 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	191,234
Derivative financial instruments [member] | 3 - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	1,725,708
Derivative financial instruments [member] | More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	2,079,274
Payables to related parties [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(392,458)	(355,971)
Payables to related parties [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(392,458)
Dividends payable [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	(214,104)	R$ (187,415)
Dividends payable [member] | Up to 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Non-derivative financial liabilities	R$ (214,104)